Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment consist of the following at June 30, 2020 and December 31, 2019:

Classification	June 30, 2020	December 31, 2019
Buildings and improvements	$5,338	$5,338
Equipment and machinery	3,160,298	3,120,498
Tractors	2,723,296	2,694,888
Trucks and other vehicles	1,235,914	1,138,304
Leasehold improvements	117,626	117,626
Total	7,242,472	7,076,654
Less: Accumulated depreciation	(4,311,700)	(3,709,227)
Property and equipment, net	$2,930,772	$3,367,427

Depreciation expense for the six months ended June 30, 2020 and 2019 was $645,979 and $684,686, respectively.

All property and equipment are pledged to secure loans from Burnley, SBCC and Home State Bank as described and defined in the notes below.

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31, 2019 and 2018:

Classification	December 31, 2019	December 31, 2018
Buildings and improvements	$5,338	$5,338
Equipment and machinery	3,120,498	2,943,490
Tractors	2,694,888	2,834,888
Trucks and other vehicles	1,138,304	1,147,304
Leasehold improvements	117,626	-
Total	7,076,654	6,931,020
Less: Accumulated depreciation	(3,709,227)	(2,439,931)
Property and equipment, net	$3,367,427	$4,491,089

Depreciation expense for the years ended December 31, 2019 and 2018 was $1,378,952 and $1,435,098, respectively.

All property and equipment are pledged to secure loans from Burnley, SBCC and Home State Bank as described and defined in the notes below.